Related party - Schedule of Net Parent Investment (Q3) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Related Party Transactions [Abstract]
Net transfers to Parent as reflected on the combined statements of cash flows	$ (91)	$ (297)	$ (304)	[1]	$ (20)	[1]	$ (188)	[1]
Equity contribution from Parent related to the settlement of Related-party notes payable	1,999	0	0		0		3,500	[2]
Other non-cash activities with Parent, net	25	32	31	[3]	3	[3]	(11)	[3]
Net transfers to Parent	$ 1,933	$ (265)	$ 273		$ 17		$ 3,699

[1]	Net transfers to Parent as reflected on the combined statements of cash flows includes general financing activities and allocation of Parent’s corporate expenses.
[2]	Certain financing transactions, including the issuance of a $3,500 million related-party note payable during the year ended December 31, 2022 for the contribution of legal entities and related assets and liabilities within the carve-out perimeter from Parent at their historical carrying amounts through an internal reorganization transaction, are non-cash in nature and therefore have not been reflected in the combined statements of cash flows.
[3]	Other non-cash activities with Parent, net primarily consist of income taxes paid by Parent.